Segment information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment product	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment information
Number of reportable segments | segment	4
Number of core products | product	4
Gross written premiums	$ 1,902.7	$ 1,821.0	$ 1,439.3
Net written premiums	1,502.6	1,357.1	1,090.2
Net earned insurance and reinsurance premiums	1,441.6	1,262.3	1,035.3
Loss and allocated LAE	(1,127.4)	(863.1)	(785.1)
Insurance and reinsurance acquisition expenses	(288.7)	(255.4)	(197.2)
Technical profit (loss)	25.5	143.8	53.0
Unallocated LAE	(42.9)	(36.9)	(26.1)
Other underwriting expenses	(138.2)	(146.2)	(106.1)
Underwriting (loss) income	(155.6)	(39.3)	(79.2)
Service fee revenue	74.6	71.0	23.0
General and administrative expenses	(109.8)	(77.9)	(91.9)
Underwriting (loss) income, including net service fee income	(151.6)	(25.0)	(105.0)
Net investment income	84.7	71.4	56.8
Net realized investment gains (losses)	56.7	2.3	(27.2)
Net unrealized investment gains (losses)	80.6	(23.2)	(10.5)
Net foreign exchange gains	7.7	22.7	9.2
Revaluation of contingent consideration	(6.3)	9.6	48.8
Other revenue	(19.5)	41.7	(1.3)
General and administrative expenses	(39.2)	(21.2)	(43.1)
Intangible asset amortization expenses	(15.8)	(15.8)	(10.2)
Impairment of intangible assets	0.0	(8.0)	(5.0)
Interest expense on debt	(31.0)	(30.8)	(22.4)
Pre-tax (loss) income	$ (33.7)	$ 23.7	$ (109.9)
Underwriting Ratios
Loss ratio	81.20%	71.30%	78.40%
Acquisition expense ratio	20.00%	20.20%	19.00%
Other underwriting expense ratio	9.60%	11.60%	10.20%
Combined ratio	110.80%	103.10%	107.60%
Goodwill and intangible assets	$ 580.6	$ 596.2	$ 617.3
Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
General and administrative expenses	(70.6)	(56.7)	(48.8)
Corporate Elimination
Segment information
Gross written premiums	0.0	0.0	0.0
Net written premiums	0.0	0.0	0.0
Net earned insurance and reinsurance premiums	0.0	0.0	0.0
Loss and allocated LAE	0.0	0.0	0.0
Insurance and reinsurance acquisition expenses	46.1	43.7	42.9
Technical profit (loss)	46.1	43.7	42.9
Unallocated LAE	(13.8)	(13.0)	0.0
Other underwriting expenses	(13.5)	(16.1)	0.0
Underwriting (loss) income	18.8	14.6	42.9
Service fee revenue	(49.6)	(44.7)	(42.9)
Underwriting (loss) income, including net service fee income	0.0	0.0	0.0
Underwriting Ratios
Goodwill and intangible assets	0.0	0.0	0.0
Corporate Elimination | Managing general underwriters
Segment information
Unallocated LAE	17.3	14.0	0.0
Other underwriting expenses	13.5	16.1	0.0
General and administrative expenses	0.0	0.0	0.0
Global Reinsurance
Segment information
Net written premiums	987.9	934.6	749.2
Global Reinsurance | Reportable segments
Segment information
Gross written premiums	1,238.8	1,268.1	950.2
Net written premiums	987.9	934.6	749.2
Net earned insurance and reinsurance premiums	966.5	870.5	727.6
Loss and allocated LAE	(830.6)	(658.8)	(599.1)
Insurance and reinsurance acquisition expenses	(199.7)	(185.3)	(154.0)
Technical profit (loss)	(63.8)	26.4	(25.5)
Unallocated LAE	(20.3)	(16.4)	(18.2)
Other underwriting expenses	(84.5)	(87.7)	(79.8)
Underwriting (loss) income	(168.6)	(77.7)	(123.5)
Service fee revenue	0.0	0.0	0.0
Underwriting (loss) income, including net service fee income	$ (168.6)	$ (77.7)	$ (123.5)
Underwriting Ratios
Loss ratio	88.00%	77.60%	84.80%
Acquisition expense ratio	20.70%	21.30%	21.20%
Other underwriting expense ratio	8.70%	10.10%	11.00%
Combined ratio	117.40%	109.00%	117.00%
Goodwill and intangible assets	$ 0.0	$ 0.0	$ 0.0
Global Reinsurance | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
General and administrative expenses	0.0	0.0	0.0
Global A&H
Segment information
Net written premiums	458.1	379.8	341.5
Global A&H | Reportable segments
Segment information
Gross written premiums	593.4	500.6	494.6
Net written premiums	458.1	379.8	341.5
Net earned insurance and reinsurance premiums	443.3	357.6	306.8
Loss and allocated LAE	(271.3)	(189.0)	(175.0)
Insurance and reinsurance acquisition expenses	(125.8)	(109.7)	(89.6)
Technical profit (loss)	46.2	58.9	42.2
Unallocated LAE	(7.4)	(5.9)	(4.8)
Other underwriting expenses	(23.7)	(27.4)	(23.4)
Underwriting (loss) income	15.1	25.6	14.0
Service fee revenue	124.2	115.7	65.9
Underwriting (loss) income, including net service fee income	$ 41.6	$ 57.6	$ 35.1
Underwriting Ratios
Loss ratio	62.90%	54.50%	58.60%
Acquisition expense ratio	28.40%	30.70%	29.20%
Other underwriting expense ratio	5.30%	7.70%	7.60%
Combined ratio	96.60%	92.90%	95.40%
Goodwill and intangible assets	$ 572.5	$ 588.1	$ 612.3
Global A&H | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	(17.3)	(14.0)	0.0
Other underwriting expenses	(13.5)	(16.1)	0.0
General and administrative expenses	(66.9)	(53.6)	(44.8)
U.S. Specialty
Segment information
Net written premiums	54.1	13.1	0.0
U.S. Specialty | Reportable segments
Segment information
Gross written premiums	66.3	19.4	0.0
Net written premiums	54.1	13.1	0.0
Net earned insurance and reinsurance premiums	29.6	5.0	0.0
Loss and allocated LAE	(23.7)	(2.3)	0.0
Insurance and reinsurance acquisition expenses	(6.4)	(1.3)	0.0
Technical profit (loss)	(0.5)	1.4	0.0
Unallocated LAE	(0.4)	0.0	0.0
Other underwriting expenses	(10.6)	(8.7)	0.0
Underwriting (loss) income	(11.5)	(7.3)	0.0
Service fee revenue	0.0	0.0	0.0
Underwriting (loss) income, including net service fee income	$ (11.5)	$ (7.3)	$ 0.0
Underwriting Ratios
Loss ratio	81.40%	46.00%	0.00%
Acquisition expense ratio	21.60%	26.00%	0.00%
Other underwriting expense ratio	35.80%	174.00%	0.00%
Combined ratio	138.80%	246.00%	0.00%
Goodwill and intangible assets	$ 0.0	$ 0.0	$ 0.0
U.S. Specialty | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
General and administrative expenses	0.0	0.0	0.0
Runoff & Other
Segment information
Net written premiums	2.5	29.6	(0.5)
Runoff & Other | Reportable segments
Segment information
Gross written premiums	4.2	32.9	(5.5)
Net written premiums	2.5	29.6	(0.5)
Net earned insurance and reinsurance premiums	2.2	29.2	0.9
Loss and allocated LAE	(1.8)	(13.0)	(11.0)
Insurance and reinsurance acquisition expenses	(2.9)	(2.8)	3.5
Technical profit (loss)	(2.5)	13.4	(6.6)
Unallocated LAE	(1.0)	(1.6)	(3.1)
Other underwriting expenses	(5.9)	(6.3)	(2.9)
Underwriting (loss) income	(9.4)	5.5	(12.6)
Service fee revenue	0.0	0.0	0.0
Underwriting (loss) income, including net service fee income	(13.1)	2.4	(16.6)
Underwriting Ratios
Goodwill and intangible assets	8.1	8.1	5.0
Runoff & Other | Reportable segments | Managing general underwriters
Segment information
Unallocated LAE	0.0	0.0	0.0
Other underwriting expenses	0.0	0.0	0.0
General and administrative expenses	$ (3.7)	$ (3.1)	$ (4.0)
Minimum | Global Reinsurance | Reportable segments
Segment information
Coverage period	60 days
Maximum | Global Reinsurance | Reportable segments
Segment information
Coverage period	120 days